Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
High Yield Bond Fund
	Number of Shares	Value†
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	$0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 96.8%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
144A, 7.125%, 02/15/31@	$500	523,727
144A, 7.500%, 03/15/33@	500	529,467
		1,053,194
Aerospace & Defense — 2.1%
Bombardier, Inc., 144A 6.750%, 06/15/33@	1,000	1,032,764
TransDigm, Inc., 144A 6.000%, 01/15/33@	1,500	1,499,775
		2,532,539
Airlines — 0.9%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,028	979,801
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	87	87,532
		1,067,333
Apparel — 1.6%
The William Carter Co., 144A 7.375%, 02/15/31@	1,000	1,019,744
Wolverine World Wide, Inc., 144A 4.000%, 08/15/29@	1,000	925,967
		1,945,711
Auto Parts & Equipment — 4.5%
Adient Global Holdings Ltd., 144A 7.500%, 02/15/33@	1,000	1,010,792
Clarios Global LP/Clarios US Finance Co.
144A, 6.750%, 02/15/30@	1,500	1,532,325
144A, 6.750%, 09/15/32@	1,000	1,008,000
Forvia S.E., 144A 6.750%, 09/15/33@	1,000	975,578
The Goodyear Tire & Rubber Co. 6.625%, 07/15/30	1,000	975,278
		5,501,973
Building Materials — 3.6%
Builders FirstSource, Inc., 144A 6.750%, 05/15/35@	1,500	1,497,590
	Par (000)	Value†

Building Materials — (continued)
CP Atlas Buyer, Inc., 144A 9.750%, 07/15/30@	$1,000	$936,852
Standard Building Solutions, Inc.
144A, 6.250%, 08/01/33@	1,000	986,111
144A, 5.875%, 03/15/34@	1,000	963,626
		4,384,179
Chemicals — 4.9%
Celanese US Holdings LLC 7.375%, 02/15/34	1,000	1,024,183
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	1,500	1,533,498
Olin Corp., 144A 6.625%, 04/01/33@	1,000	978,107
Solstice Advanced Materials, Inc., 144A 5.625%, 09/30/33@	1,000	983,403
WR Grace Holdings LLC, 144A 6.625%, 08/15/32@	1,500	1,457,177
		5,976,368
Commercial Services — 7.5%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 144A 7.000%, 05/21/30@	1,000	1,021,791
Block, Inc., 144A 6.000%, 08/15/33@	1,000	980,814
Herc Holdings, Inc., 144A 7.250%, 06/15/33@	1,000	1,024,254
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,500	1,502,587
Service Corp. International
7.500%, 04/01/27	1,750	1,791,230
4.000%, 05/15/31	1,500	1,397,248
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,327,566
		9,045,490
Diversified Financial Services — 3.3%
EZCORP, Inc., 144A 7.375%, 04/01/32@	1,000	1,044,275
Freedom Mortgage Holdings LLC, 144A 6.875%, 05/01/31@	1,000	935,003
Jefferson Capital Holdings LLC, 144A 8.250%, 05/15/30@	1,000	1,040,347
OneMain Finance Corp. 6.750%, 09/15/33	1,000	958,795
		3,978,420
Electric — 5.0%
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,039,380
NRG Energy, Inc., 144A 6.250%, 11/01/34@	1,500	1,510,669
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	2,000	2,021,336

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Vistra Operations Co. LLC, 144A 6.875%, 04/15/32@	$1,500	$1,550,839
		6,122,224
Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc., 144A 6.000%, 09/15/33@	1,000	935,800
Engineering & Construction — 1.3%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,535,970
Entertainment — 3.3%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., , 144A 5.750%, 01/15/33@	1,000	973,411
Light & Wonder International, Inc., 144A 6.250%, 10/01/33@	1,500	1,469,535
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 144A 8.250%, 04/15/30@	1,500	1,534,572
		3,977,518
Environmental Control — 1.3%
Clean Harbors, Inc., 144A 6.375%, 02/01/31@	1,500	1,522,674
Food — 2.9%
Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 5.750%, 03/31/34@	1,000	978,425
Fiesta Purchaser, Inc., 144A 7.875%, 03/01/31@	1,500	1,526,238
Viking Baked Goods Acquisition Corp., 144A 8.625%, 11/01/31@	1,000	989,233
		3,493,896
Healthcare Products — 2.9%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,072,933
Insulet Corp., 144A 6.500%, 04/01/33@	1,000	1,018,265
Medline Borrower LP, 144A 5.250%, 10/01/29@	1,500	1,486,638
		3,577,836
Healthcare Services — 4.9%
CHS/Community Health Systems, Inc., 144A 4.750%, 02/15/31@	1,000	921,267
Encompass Health Corp. 4.750%, 02/01/30	2,000	1,954,863
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,500	1,555,815
	Par (000)	Value†

Healthcare Services — (continued)
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	$1,500	$1,467,701
		5,899,646
Home Builders — 1.1%
K Hovnanian Enterprises, Inc., 144A 8.375%, 10/01/33@	1,300	1,285,189
Home Furnishings — 1.7%
FXI Holdings, Inc.
144A, 14.000%, 11/15/29@	357	185,796
144A, 11.000%, 11/15/30@	1,098	971,376
Whirlpool Corp. 6.500%, 06/15/33	1,000	946,473
		2,103,645
Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc., 144A 6.750%, 07/01/32@	1,000	963,910
Asurion LLC/ Asurion Co.-Issuer, Inc.
144A, 8.000%, 12/31/32@	1,000	1,035,732
144A, 8.375%, 02/01/34@	1,000	968,883
		2,968,525
Iron & Steel — 0.8%
Commercial Metals Co., 144A 6.000%, 12/15/35@	1,000	985,503
Leisure Time — 0.8%
Carnival Corp., 144A 5.750%, 08/01/32@	1,000	999,730
Lodging — 2.0%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,500	1,425,753
Marriott Ownership Resorts, Inc., 144A 6.500%, 10/01/33@	1,000	949,212
		2,374,965
Machinery — Diversified — 1.6%
Columbus McKinnon Corp., 144A 7.125%, 02/01/33@	1,000	994,764
Esab Corp., 144A 5.625%, 04/01/31@	1,000	1,007,112
		2,001,876
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	515	514,395
144A, 4.250%, 01/15/34@	2,000	1,709,295
Gray Media, Inc., 144A 10.500%, 07/15/29@	900	956,099
Sirius XM Radio LLC, 144A 5.500%, 07/01/29@	1,550	1,543,441
		4,723,230

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Mining — 4.6%
Alumina Pty Ltd., 144A 6.375%, 09/15/32@	$2,000	$2,054,508
Capstone Copper Corp., 144A 6.750%, 03/31/33@	1,500	1,495,329
First Quantum Minerals Ltd.
144A, 8.000%, 03/01/33@	1,000	1,042,337
144A, 7.250%, 02/15/34@	1,000	1,017,912
		5,610,086
Oil & Gas — 8.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	1,500	1,521,321
Chord Energy Corp., 144A 6.750%, 03/15/33@	1,500	1,548,105
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,500	1,480,855
Crescent Energy Finance LLC, 144A 7.375%, 01/15/33@	1,000	999,698
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,022,534
Permian Resources Operating LLC, 144A 6.250%, 02/01/33@	1,500	1,528,062
SM Energy Co., 144A 6.625%, 04/15/34@	1,000	1,000,202
Sunoco LP, 144A 5.875%, 03/15/34@	1,000	988,698
		10,089,475
Oil & Gas Services — 0.4%
WBI Operating LLC, 144A 6.250%, 10/15/30@	500	502,980
Packaging and Containers — 2.2%
Crown Americas LLC 5.875%, 06/01/33	1,500	1,499,203
Trivium Packaging Finance BV, 144A 8.250%, 07/15/30@	1,152	1,205,269
		2,704,472
Pharmaceuticals — 3.6%
Amneal Pharmaceuticals LLC, 144A 6.875%, 08/01/32@	1,000	1,029,899
Elanco Animal Health, Inc. 6.400%, 08/28/28	1,050	1,075,957
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,365,459
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 144A 8.750%, 04/17/32@	1,000	888,042
		4,359,357
Pipelines — 2.9%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,975	1,970,244
	Par (000)	Value†

Pipelines — (continued)
Venture Global LNG, Inc. (UST Yield Curve CMT 5 Yr + 5.440%), 144A 9.000%@,µ,•	$1,500	$1,493,115
		3,463,359
Real Estate Investment Trusts — 0.8%
MPT Operating Partnership LP/MPT Finance Corp., 144A 8.500%, 02/15/32@	1,000	1,013,826
Retail — 4.9%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,500	1,467,177
Macy's Retail Holdings LLC 4.500%, 12/15/34	1,250	1,062,845
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,356,115
The Men's Wearhouse LLC, 144A 9.000%, 02/01/31@	1,000	1,026,707
The Michaels Cos., Inc., 144A 8.500%, 03/15/33@	1,000	973,511
		5,886,355
Semiconductors — 0.4%
Amkor Technology, Inc., 144A 5.875%, 10/01/33@	500	498,075
Software — 1.4%
OAK-Eagle Acquireco, Inc., 144A 7.250%, 07/01/33@	1,000	1,037,427
Open Text Corp., 144A 6.900%, 12/01/27@	675	692,643
		1,730,070
Telecommunications — 1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,567,271
TOTAL CORPORATE BONDS (Cost $116,645,692)		117,418,760
Number of Shares
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $3,691,456)	3,691,456	3,691,456
TOTAL INVESTMENTS — 99.8% (Cost $120,361,373)		$121,110,216
Other Assets & Liabilities — 0.2%		227,569
TOTAL NET ASSETS — 100.0%		$121,337,785

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
High Yield Bond Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
(1)	The value of this security was determined using significant unobservable inputs .
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $100,315,463, which represents 82.7% of the Fund’s net assets.
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
PLC— Public Limited Company.
S.E.— Societas Europaea.
UST— US Treasury.
Yr— Year.
Country Weightings as of 3/31/2026††
United States	88%
Canada	4
Ireland	2
Australia	2
Netherlands	1
Luxembourg	1
France	1
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2026.
4